Allowance for Loan Losses - Summary of Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance	$ 51,820	$ 56,069	$ 47,518	$ 55,864	$ 55,864	$ 71,878
Charge-offs	(10,522)	(6,907)	(11,211)	(7,824)	(13,743)	(31,214)
Recoveries	1,449	681	3,121	2,678	4,713	3,626
Provision	9,970	(500)	13,609	(1,625)	4,456	13,650
Allowance for loan losses, ending balance	52,426	47,153	52,426	47,153	47,518	55,864
Residential real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance	7,567	11,854	8,342	11,779	11,779	14,761
Charge-offs	(63)	(207)	(120)	(437)	(631)	(1,766)
Recoveries	70	21	113	96	233	279
Provision	160	(216)	(190)	14	(788)	1,043
Allowance for loan losses, ending balance	7,495	10,277	7,495	10,277	8,342	11,779
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance	17,722	22,292	16,884	22,562	22,562	30,234
Charge-offs	(1,570)	(3,194)	(1,652)	(3,194)	(3,199)	(19,648)
Recoveries	26	433	95	1,024	1,470	689
Provision	(389)	(2,536)	346	(3,397)	(4,114)	10,925
Allowance for loan losses, ending balance	15,736	17,603	15,736	17,603	16,884	22,562
Commercial non real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance	14,625	11,552	10,550	11,222	11,222	18,979
Charge-offs	(8,440)	(838)	(8,524)	(999)	(5,380)	(3,636)
Recoveries	983	(128)	2,143	759	1,439	1,206
Provision	8,789	1,380	11,788	734	4,980	(5,427)
Allowance for loan losses, ending balance	15,957	10,275	15,957	10,275	10,550	11,222
Agriculture
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance	10,920	9,256	10,655	9,296	9,296	6,906
Charge-offs	(27)	(2,086)	(27)	(2,086)	(2,429)	(4,069)
Recoveries	22	(2)	79	15	58	22
Provision	1,307	735	1,515	678	3,730	6,437
Allowance for loan losses, ending balance	12,222	7,903	12,222	7,903	10,655	9,296
Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance	201	390	264	312	312	542
Charge-offs	(19)	(96)	(57)	(152)	(211)	(244)
Recoveries	23	31	47	67	156	396
Provision	(17)	37	(41)	135	(18)	(382)
Allowance for loan losses, ending balance	189	430	189	430	264	312
Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance	785	725	823	693	693	456
Charge-offs	(403)	(486)	(831)	(956)	(1,893)	(1,851)
Recoveries	325	326	644	717	1,357	1,034
Provision	120	100	191	211	666	1,054
Allowance for loan losses, ending balance	827	665	827	665	823	693
Receivables acquired with deteriorated credit quality
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance			3,454	7,246	7,246
(Impairment) improvement of loans acquired with deteriorated credit quality	(291)	(2,190)	(611)	(1,940)	(3,772)	(2,076)
Allowance for loan losses, ending balance	2,843		2,843		3,454	7,246
Receivables acquired with deteriorated credit quality | Residential real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance			2,784	5,034	5,034
(Impairment) improvement of loans acquired with deteriorated credit quality	(239)	(1,175)	(650)	(1,175)	(2,251)	(2,538)
Allowance for loan losses, ending balance	2,134		2,134		2,784	5,034
Receivables acquired with deteriorated credit quality | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance			645	481	481
(Impairment) improvement of loans acquired with deteriorated credit quality	(53)	608	63	608	165	362
Allowance for loan losses, ending balance	709		709		645	481
Receivables acquired with deteriorated credit quality | Commercial non real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance			0	1,731	1,731
(Impairment) improvement of loans acquired with deteriorated credit quality	0	(1,691)	0	(1,441)	(1,711)	100
Allowance for loan losses, ending balance	0		0		0	1,731
Receivables acquired with deteriorated credit quality | Agriculture
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance			0	0	0
(Impairment) improvement of loans acquired with deteriorated credit quality	0	0	0	0	0	0
Allowance for loan losses, ending balance	0		0		0	0
Receivables acquired with deteriorated credit quality | Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance			25	0	0
(Impairment) improvement of loans acquired with deteriorated credit quality	1	68	(24)	68	25	0
Allowance for loan losses, ending balance	0		0		25	0
Receivables acquired with deteriorated credit quality | Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning balance			0	0	0
(Impairment) improvement of loans acquired with deteriorated credit quality	0	$ 0	0	$ 0	0	0
Allowance for loan losses, ending balance	$ 0		$ 0		$ 0	$ 0